SHARE-BASED PAYMENTS - 2020 & 2013 Incentive Stock Plan (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	May 13, 2021	Dec. 31, 2020
Stock Options
Aggregate shares of stock options granted	51,086		1,093
IPO
Stock Options
Exercise price		$ 625		$ 10,375
Omnibus Incentive Stock Plan, 2020
Stock Options
Common stock, capital shares reserved for future issuance		33,000
Omnibus Incentive Stock Plan, 2020 | IPO
Stock Options
Common stock, capital shares reserved for future issuance		31,907
Aggregate shares of stock options granted		1,093
Omnibus Incentive Stock Plan, 2020 | IPO | Minimum
Stock Options
Exercise price		$ 9,625
Omnibus Incentive Stock Plan, 2020 | IPO | Maximum
Stock Options
Exercise price		$ 10,375
2013 Incentive Stock Plan
Stock Options
Number of shares authorized		479	479
Number of shares available for grant			13		13
Vesting period		4 years